Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2020
Transactions with related parties
Schedule of consolidated Group's transactions with its related parties
	2020
			Companies and
			organizations -controlled
	The shareholder,		through a common owner,
	the Swedish government		the Swedish government		Total
		Interest		Interest		Interest
		income/		income/		income/
	Assets/	interest	Assets/	interest	Assets/	interest
Skr mn	liabilities	expense	liabilities	expense	liabilities	expense
Cash	2,500	—	—	—	2,500	—
Treasuries/government bonds	9,573	-21	—	0	9,573	-21
Other interest-bearing securities except loans	—	—	—	2	—	2
Loans in the form of interestbearing securities	—	—	2,600	31	2,600	31
Loans to credit institutions	—	—	2,108	45	2,108	45
Loans to the public	—	—	1,025	27	1,025	27
Settlement claim against the State[1]	12,359	—	—	—	12,359	—
Total	24,432	-21	5,733	105	30,165	84
Borrowing from the public	10,000	—	—	—	10,000	10
Other liabilities	95	—	—	10	95	—
Total	10,095	—	—	10	10,095	10

	2019
			Companies and
			organizations -controlled
	The shareholder,		through a common owner,
	the Swedish government		the Swedish government		Total
		Interest		Interest		Interest
		income/		income/		income/
	Assets/	interest	Assets/	interest	Assets/	interest
Skr mn	liabilities	expense	liabilities	expense	liabilities	expense
Cash	—	—	—	—	—	—
Treasuries/government bonds	2,191	16	—	—	2,191	16
Other interest-bearing securities except loans	—	—	600	-4	600	-4
Loans in the form of interestbearing securities	—	—	1,699	21	1,699	21
Loans to credit institutions	—	—	2,665	87	2,665	87
Loans to the public	—	—	2,056	53	2,056	53
Settlement claim against the State[1]	9,124	—	—	—	9,124	—
Total	11,315	16	7,020	157	18,335	173
Borrowing from the public	—	—	—	—	—	—
Other liabilities	24	—	—	—	24	—
Total	24	—	—	—	24	—
1	For information about “Settlement claim against State” see note 16 and note 24.